Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of operating segments [line items]
Profit	€ 56.4	€ 39.2	€ 166.4	€ 107.7
Taxation	14.9	11.0	48.7	41.2
Net financing costs	15.7	17.9	44.2	48.0
Depreciation and amortisation expense	16.9	16.7	51.6	50.0
EBITDA	103.9	84.8	310.9	246.9
Exceptional items	2.5	1.7	27.3	49.9
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	2.5	1.7	27.3	49.9
Other add-backs	2.3	9.3	9.2	19.3
Adjusted EBITDA	€ 108.7	€ 95.8	€ 347.4	€ 316.1